Reserves for Losses and Adjustment Expenses Short-duration insurance contracts - Reconciliation of Claims Development (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	$ 4,815.5
Reinsurance recoverable on unpaid losses	2,319.8
Unallocated claims incurred	44.0
Other	(0.1)
Liability for unpaid claims and claim adjustment expense, aggregate reconciling items	(183.5)
Losses and loss adjustment expenses	6,951.8	$ 7,074.2	$ 6,749.5	$ 5,319.9
Property Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	190.7
Casualty Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	669.2
Marine, Aviation and Energy Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	591.5
Financial and Professional Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	657.4
Insurance lines
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	2,108.8
Reinsurance recoverable on unpaid losses	1,772.8
Property Catastrophe and Other Property Reinsurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	528.6
Casualty Reinsurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	1,602.2
Specialty Reinsurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	575.9
Reinsurance lines
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	2,706.7
Reinsurance recoverable on unpaid losses	547.0
Insurance lines other than short-duration
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other reinsurance balances recoverable	(227.4)
Losses and loss adjustment expenses	$ 0.0